Employee Benefit Plan, Subsequent Event	12 Months Ended
Dec. 31, 2025
EBP940479804061
EBP, Subsequent Event [Line Items]
EBP, Subsequent Event
Note 7 - Subsequent Events
Management evaluated subsequent events for the Plan through June 24, 2026, the date the financial statements were available to be issued. Such evaluation resulted in no adjustments to the accompanying financial statements.